Statements of Cash Flows (USD $)	12 Months Ended
	Jun. 30, 2011	Jun. 30, 2011	Jun. 30, 2010
Cash flows from operating activities:
Net loss	$ (6,634)	$ (7,278)	$ (644)
Adjustments to reconcile net loss to net cash used in operating activities:
Accounts payable	15,316	15,960	644
Net cash provided by operating activities	8,682	8,682
Cash flows from investing activities:
Patent costs	(6,485)	(6,485)
Net cash used in investing activities	(6,485)	(6,485)
Cash flows from financing activities:
Contributed capital	1,000	1,000
Issuance of common stock for cash		500	500
Net cash provided by financing activities	1,000	1,500	500
Net increase in cash	3,197	3,697	500
Cash at beginning of period	500
Cash at end of period	3,697	3,697	500
Supplemental Information and Non-Monetary Transactions:
Cash paid for interest
Cash paid for income taxes
5,000,000 common shares issued for patent rights	$ 5,000	$ 5,000